CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) - USD ($)	1 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services								$ 175,000	$ 735,000
Number of Warrants Exercised						0	11,239	11,239
Proceeds from Warrant Exercises						$ 0	$ 287,000	$ 925,000	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 21.00					$ 19.80		$ 21.00
Preferred Stock, Par or Stated Value Per Share	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	153,322							153,322
Proceeds from Issuance of Warrants	$ 2,500,000
Class of Warrant or Right, Outstanding	1,409,248					1,335,466		1,409,248
Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 25,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		910
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,000
Stock Issued During Period, Value, Issued for Services				$ 27,000
Consultant [Member] | Business Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 95,000
Consultant [Member] | Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			4,167
Placement Agent [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			9,577		10,894			32,944
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	32,944							32,944
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			119,709
Series A 0 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Conversion Price Per Share	$ 4.50
Convertible Preferred Stock, Shares Issued upon Conversion	1,853							1,853
Preferred Stock, Par or Stated Value Per Share	$ 1,000							$ 1,000
Sale of Stock, Percentage of Ownership after Transaction	9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	649,901							649,901
Series F common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00							$ 9.00
Warrant Expiration Period	5 years
Class of Warrant or Right, Outstanding	205,903							205,903
Series G common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00							$ 9.00
Warrant Expiration Period	18 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	205,903							205,903
Series H common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00							$ 9.00
Warrant Expiration Period	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	119,048							119,048
Series I common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.00							$ 9.00
Warrant Expiration Period	18 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	119,048							119,048
Series E common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 21.00
Proceeds from Issuance of Warrants			$ 2,500,000
Series D common stock purchase warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			9,577
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 24.00